Retirement Plans And Postretirement Benefits (Components Of Consolidated Net Pension Costs Retirement Plans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 1,315	$ 1,305	$ 1,325
Interest cost	4,709	5,352	5,744
Expected return on assets	(5,679)	(5,268)	(4,940)
Mark-to-market loss (gain)	2,473	(4,140)	(2,322)
Net Cost	2,818	(2,751)	(193)
Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	674	710	698
Interest cost	253	199	243
Expected return on assets	(330)	(299)	(298)
Mark-to-market loss (gain)	503	(53)	(220)
Net Cost	$ 1,100	$ 557	$ 423